Business combinations - Investments in associates measured at fair value (Details) - Invercolsa [member] $ in Millions	12 Months Ended
Dec. 31, 2019 COP ($)
Disclosure of detailed information about business combination [line items]
Investments in associates measured at fair value on the date of acquisition	$ 1,824,552
Percentage of net assets corresponding to acquisiton Invercolsa group	100.00%
Fair value of the non-controlling interest on the date of acquisition	$ 1,606,390
Gases del Caribe S.A. E.S.P. [member]
Disclosure of detailed information about business combination [line items]
Investments in associates measured at fair value on the date of acquisition	1,527,911
Gas Natural del Oriente S.A. E.S.P. [member]
Disclosure of detailed information about business combination [line items]
Investments in associates measured at fair value on the date of acquisition	166,685
Gases de la Guajira S.A. E.S.P. [member]
Disclosure of detailed information about business combination [line items]
Investments in associates measured at fair value on the date of acquisition	68,608
Extrucol S.A. [memebr]
Disclosure of detailed information about business combination [line items]
Investments in associates measured at fair value on the date of acquisition	28,501
E2 Energa Eficiente S.A. E.S.P. [member]
Disclosure of detailed information about business combination [line items]
Investments in associates measured at fair value on the date of acquisition	$ 32,847